INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2012	2011	2010
Current expense
Federal	$45,571	$46,270	$38,572
State	4,956	6,493	5,590
Total current expense	50,527	52,763	44,162
Deferred (benefit) expense
Federal	(12,499)	(12,836)	(10,170)
State	(1,586)	(1,627)	(1,290)
Total deferred (benefit) expense	(14,085)	(14,463)	(11,460)
Income tax expense	$36,442	$38,300	$32,702

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2012	2011	2010
Income taxes computed at federal statutory rate (35%) on income before income taxes	$36,311	$36,763	$32,183
Tax-exempt income	(626)	(586)	(519)
Bank-owned life insurance	(680)	(612)	(581)
Tax credits	(1,200)	(1,200)	(1,596)
State income taxes, net of federal tax benefit	2,191	3,163	2,795
Other	446	772	420
Income tax expense	$36,442	$38,300	$32,702

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2012, and 2011, were as follows:

(Dollars in thousands)	2012	2011
Deferred tax assets
Allowance for loan and lease losses	$35,107	$36,030
Deferred compensation	496	556
Mark to market adjustment on loans and derivatives	128	177
Postretirement benefits other than pension liability	113	141
Accrued stock-based compensation	1,681	1,493
Other reserves	438	219
Other real estate owned write-downs	3,640	1,175
Accrued expenses	4,611	4,521
Other	1,094	1,157
Total deferred tax assets	47,308	45,469

Deferred tax liabilities
Tax depreciation greater than book depreciation	(7,997)	(8,251)
FHLB and FRB stock	(17,060)	(17,060)
Mortgage-servicing rights	(109)	(339)
Leasing activities	(1,919)	(676)
Deferred section 597 gain	(41,614)	(62,421)
Prepaid pension	(5,839)	(1,454)
Intangible assets	(10,214)	(7,536)
Deferred loan fees and costs	(1,737)	(1,472)
Prepaid expenses	(721)	(1,310)
Net unrealized gains on securities available-for-sale and derivatives	(7,682)	(7,687)
Fair value adjustments on acquisitions	(17,181)	(14,945)
Other	(1,803)	(1,278)
Total deferred tax liabilities	(113,876)	(124,429)
Total net deferred tax liability	$(66,568)	$(78,960)